Property and Equipment, Net (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 15,279	$ 1,967	$ 9,904	$ 6,429